Schedule of Investments(a)
March 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.68%
Aerospace & Defense–1.48%
Airbus SE (France)	10,593	$1,865,275
General Electric Co.	44,028	8,812,204
		10,677,479
Application Software–2.20%
Salesforce, Inc.	38,617	10,363,258
Tyler Technologies, Inc.(b)	9,534	5,542,972
		15,906,230
Asset Management & Custody Banks–0.34%
Ares Management Corp., Class A	16,658	2,442,229
Automobile Manufacturers–0.57%
Tesla, Inc.(b)	15,920	4,125,827
Automotive Retail–0.55%
Valvoline, Inc.(b)	114,765	3,994,970
Biotechnology–0.77%
Gilead Sciences, Inc.	32,868	3,682,860
Natera, Inc.(b)	13,347	1,887,399
		5,570,259
Broadline Retail–5.02%
Amazon.com, Inc.(b)	190,292	36,204,956
Construction Materials–1.23%
CRH PLC	100,580	8,848,023
Consumer Finance–2.48%
American Express Co.	42,918	11,547,088
Discover Financial Services	37,314	6,369,500
		17,916,588
Consumer Staples Merchandise Retail–1.72%
Walmart, Inc.	141,117	12,388,661
Distillers & Vintners–1.01%
Constellation Brands, Inc., Class A(c)	39,504	7,249,774
Diversified Banks–3.96%
Citigroup, Inc.	151,020	10,720,910
JPMorgan Chase & Co.	72,907	17,884,087
		28,604,997
Diversified Financial Services–1.41%
Equitable Holdings, Inc.	195,114	10,163,488
Electric Utilities–0.67%
Constellation Energy Corp.	8,994	1,813,460
PPL Corp.	82,697	2,986,189
		4,799,649
Electrical Components & Equipment–2.89%
Emerson Electric Co.	78,448	8,601,039
Hubbell, Inc.	23,372	7,734,028
Rockwell Automation, Inc.	17,352	4,483,410
		20,818,477
Shares		Value
Gas Utilities–1.12%
Atmos Energy Corp.(c)	52,478	$8,112,049
Health Care Distributors–0.99%
Cencora, Inc.	25,760	7,163,598
Health Care Equipment–4.41%
Becton, Dickinson and Co.	15,554	3,562,799
Boston Scientific Corp.(b)	101,297	10,218,841
Medtronic PLC	114,221	10,263,899
Zimmer Biomet Holdings, Inc.	68,665	7,771,505
		31,817,044
Health Care Facilities–0.59%
Tenet Healthcare Corp.(b)	31,608	4,251,276
Health Care Services–1.27%
CVS Health Corp.	135,261	9,163,933
Health Care Supplies–1.34%
Alcon AG	39,145	3,716,035
Cooper Cos., Inc. (The)(b)	70,368	5,935,541
		9,651,576
Home Improvement Retail–0.48%
Lowe’s Cos., Inc.	14,939	3,484,223
Homebuilding–0.33%
D.R. Horton, Inc.	18,715	2,379,238
Hotels, Resorts & Cruise Lines–0.85%
Royal Caribbean Cruises Ltd.	29,940	6,150,874
Household Products–0.76%
Procter & Gamble Co. (The)	32,110	5,472,186
Human Resource & Employment Services–0.52%
Paylocity Holding Corp.(b)	20,037	3,753,732
Industrial Machinery & Supplies & Components–1.90%
Otis Worldwide Corp.	70,356	7,260,739
Parker-Hannifin Corp.	10,550	6,412,818
		13,673,557
Industrial REITs–1.57%
Prologis, Inc.	101,500	11,346,685
Insurance Brokers–0.94%
Arthur J. Gallagher & Co.	19,634	6,778,442
Integrated Oil & Gas–2.92%
Chevron Corp.	73,268	12,257,004
Suncor Energy, Inc. (Canada)	227,966	8,826,843
		21,083,847
Integrated Telecommunication Services–1.79%
AT&T, Inc.	455,660	12,886,065
Interactive Media & Services–5.92%
Alphabet, Inc., Class A	144,954	22,415,687
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Shares		Value
Interactive Media & Services–(continued)
Meta Platforms, Inc., Class A	35,195	$20,284,990
		42,700,677
Internet Services & Infrastructure–0.69%
MongoDB, Inc.(b)	10,656	1,869,062
Snowflake, Inc., Class A(b)	21,481	3,139,663
		5,008,725
Investment Banking & Brokerage–1.94%
Charles Schwab Corp. (The)	178,978	14,010,398
Life Sciences Tools & Services–1.24%
Lonza Group AG (Switzerland)	14,477	8,943,452
Managed Health Care–0.78%
UnitedHealth Group, Inc.	10,774	5,642,883
Multi-line Insurance–1.59%
American International Group, Inc.	131,848	11,462,865
Multi-Utilities–0.29%
Ameren Corp.	20,538	2,062,015
Oil & Gas Storage & Transportation–0.84%
Cheniere Energy, Inc.	26,166	6,054,812
Passenger Ground Transportation–1.55%
Uber Technologies, Inc.(b)	153,639	11,194,138
Personal Care Products–0.21%
Estee Lauder Cos., Inc. (The), Class A	23,092	1,524,072
Pharmaceuticals–2.23%
AstraZeneca PLC, ADR (United Kingdom)	48,288	3,549,168
Eli Lilly and Co.	15,193	12,548,051
		16,097,219
Restaurants–2.01%
McDonald’s Corp.	46,454	14,510,836
Semiconductor Materials & Equipment–0.73%
ASML Holding N.V., New York Shares (Netherlands)	7,997	5,299,052
Semiconductors–9.03%
Broadcom, Inc.	80,865	13,539,227
NVIDIA Corp.	405,745	43,974,643
Texas Instruments, Inc.	42,389	7,617,303
		65,131,173
Shares		Value
Specialty Chemicals–0.93%
DuPont de Nemours, Inc.	89,475	$6,681,993
Systems Software–8.30%
Microsoft Corp.	136,207	51,130,746
ServiceNow, Inc.(b)	11,030	8,781,424
		59,912,170
Technology Hardware, Storage & Peripherals–6.41%
Apple, Inc.	208,083	46,221,477
Tobacco–2.93%
Philip Morris International, Inc.	132,956	21,104,106
Transaction & Payment Processing Services–3.81%
Fiserv, Inc.(b)	67,940	15,003,190
Mastercard, Inc., Class A	22,802	12,498,232
		27,501,422
Wireless Telecommunication Services–0.17%
T-Mobile US, Inc.	4,582	1,222,065
Total Common Stocks & Other Equity Interests (Cost $497,168,859)		719,165,482
Money Market Funds–0.47%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(d)(e)	1,189,927	1,189,927
Invesco Treasury Portfolio, Institutional Class, 4.25%(d)(e)	2,209,866	2,209,866
Total Money Market Funds (Cost $3,399,793)		3,399,793
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $500,568,652)		722,565,275
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.14%
Invesco Private Government Fund, 4.34%(d)(e)(f)	4,285,390	4,285,390
Invesco Private Prime Fund, 4.46%(d)(e)(f)	11,145,210	11,148,554
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,433,944)		15,433,944
TOTAL INVESTMENTS IN SECURITIES–102.29% (Cost $516,002,596)		737,999,219
OTHER ASSETS LESS LIABILITIES—(2.29)%		(16,504,451)
NET ASSETS–100.00%		$721,494,768
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,612,411	$15,977,851	$(16,400,335)	$-	$-	$1,189,927	$15,264
Invesco Treasury Portfolio, Institutional Class	2,994,479	29,673,152	(30,457,765)	-	-	2,209,866	28,131
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	939,637	41,934,348	(38,588,595)	-	-	4,285,390	44,110*
Invesco Private Prime Fund	2,491,576	83,307,558	(74,650,580)	-	-	11,148,554	119,489*
Total	$8,038,103	$170,892,909	$(160,097,275)	$-	$-	$18,833,737	$206,994

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$708,356,755	$10,808,727	$—	$719,165,482
Money Market Funds	3,399,793	15,433,944	—	18,833,737
Total Investments	$711,756,548	$26,242,671	$—	$737,999,219
Invesco V.I. Main Street Fund®